Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Parenthetical) (Detail) - PMG - USD ($) $ in Thousands		13 Months Ended
	Dec. 04, 2015	Dec. 31, 2016
Business Acquisition [Line Items]
Fair value adjustment to deferred tax liability		$ 3,100
Fair value adjustment to goodwill		7,700
Fair value adjustment to accounts receivable		1,400
Fair value adjustment to other liabilities		1,200
Cash consideration	$ 53,681	1,600
Customer list and order backlog
Business Acquisition [Line Items]
Fair value adjustment to intangible assets		$ 400